Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Balanced Portfolio

March 31, 2021

VIPBAL-QTLY-0521
1.799884.117

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 70.5%
	Shares	Value
COMMUNICATION SERVICES - 7.1%
Entertainment - 1.5%
Activision Blizzard, Inc.	99,866	$9,287,538
Bilibili, Inc.:
ADR (a)	21,518	2,303,717
Class Z (a)	4,600	489,935
Cinemark Holdings, Inc.	35,900	732,719
Electronic Arts, Inc.	41,123	5,566,821
Live Nation Entertainment, Inc. (a)	194,608	16,473,567
Marcus Corp.	60,800	1,215,392
Netflix, Inc. (a)	19,964	10,414,420
The Walt Disney Co. (a)	264,700	48,842,444
		95,326,553
Interactive Media & Services - 4.9%
Alphabet, Inc.:
Class A (a)	18,939	39,062,066
Class C (a)	65,953	136,432,354
Facebook, Inc. Class A (a)	363,384	107,027,490
IAC (a)	9,000	1,946,790
JOYY, Inc. ADR	31,600	2,961,868
Kakao Corp.	2,470	1,094,280
Snap, Inc. Class A (a)	40,700	2,128,203
Tongdao Liepin Group (a)	1,623,598	4,573,751
Twitter, Inc. (a)	151,000	9,608,130
Yandex NV Series A (a)	31,600	2,024,296
Z Holdings Corp.	620,100	3,093,177
Zoominfo Technologies, Inc.	14,300	699,270
		310,651,675
Media - 0.3%
Altice U.S.A., Inc. Class A (a)	64,631	2,102,446
Comcast Corp. Class A	264,643	14,319,833
Liberty Media Corp. Liberty Formula One Group Series C (a)	42,552	1,842,076
		18,264,355
Wireless Telecommunication Services - 0.4%
SoftBank Group Corp.	76,200	6,487,488
T-Mobile U.S., Inc.	162,143	20,314,896
		26,802,384

TOTAL COMMUNICATION SERVICES		451,044,967

CONSUMER DISCRETIONARY - 8.4%
Automobiles - 0.8%
Ferrari NV	19,400	4,060,032
Tesla, Inc. (a)	65,700	43,883,001
		47,943,033
Distributors - 0.1%
LKQ Corp. (a)	212,800	9,007,824
Hotels, Restaurants & Leisure - 1.2%
Aristocrat Leisure Ltd.	165,767	4,324,951
Boyd Gaming Corp. (a)	68,600	4,044,656
Caesars Entertainment, Inc. (a)	82,300	7,197,135
Churchill Downs, Inc.	31,900	7,254,698
Compass Group PLC (a)	384,900	7,776,436
Deliveroo Holdings PLC	200,000	713,301
Deliveroo Holdings PLC (a)	460,516	2,475,983
Domino's Pizza, Inc.	19,700	7,245,463
Marriott International, Inc. Class A	125,600	18,602,616
McDonald's Corp.	61,700	13,829,438
Penn National Gaming, Inc. (a)	14,700	1,541,148
SJM Holdings Ltd.	868,000	1,134,392
		76,140,217
Household Durables - 0.5%
GoPro, Inc. Class A (a)	197,300	2,296,572
Leggett & Platt, Inc.	133,000	6,071,450
Lennar Corp. Class A	152,800	15,467,944
Mohawk Industries, Inc. (a)	29,500	5,673,145
Tempur Sealy International, Inc.	148,800	5,440,128
		34,949,239
Internet & Direct Marketing Retail - 3.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	38,432	8,713,687
Amazon.com, Inc. (a)	49,110	151,950,269
Coupang, Inc. Class A (a)(b)	38,800	1,914,780
eBay, Inc.	190,600	11,672,344
Farfetch Ltd. Class A (a)	85,900	4,554,418
Kogan.Com Ltd.	33,311	303,616
MakeMyTrip Ltd. (a)	89,460	2,825,147
Pinduoduo, Inc. ADR (a)	28,181	3,772,872
Porch Group, Inc. Class A (a)	55,900	989,430
The Booking Holdings, Inc. (a)	9,100	21,201,544
THG PLC	242,900	2,087,864
ZOZO, Inc.	20,100	595,451
		210,581,422
Leisure Products - 0.1%
Mattel, Inc. (a)	219,200	4,366,464
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	123,900	14,181,594
Nordstrom, Inc.	121,300	4,593,631
		18,775,225
Specialty Retail - 1.5%
Auto1 Group SE (c)	17,277	979,607
Burlington Stores, Inc. (a)	22,000	6,573,600
Lowe's Companies, Inc.	231,900	44,102,742
The Home Depot, Inc.	76,908	23,476,167
TJX Companies, Inc.	292,780	19,367,397
Ulta Beauty, Inc. (a)	400	123,668
		94,623,181
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd. (a)	46,600	2,376,600
LVMH Moet Hennessy Louis Vuitton SE	8,400	5,610,794
NIKE, Inc. Class B	79,930	10,621,898
PVH Corp.	49,500	5,232,150
Tapestry, Inc.	276,700	11,402,807
		35,244,249

TOTAL CONSUMER DISCRETIONARY		531,630,854

CONSUMER STAPLES - 4.5%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	2,300	2,774,444
Constellation Brands, Inc. Class A (sub. vtg.)	35,700	8,139,600
Keurig Dr. Pepper, Inc.	127,917	4,396,507
Kweichow Moutai Co. Ltd. (A Shares)	7,700	2,360,770
Molson Coors Beverage Co. Class B	35,500	1,815,825
Monster Beverage Corp. (a)	128,626	11,716,542
PepsiCo, Inc.	200,100	28,304,145
Pernod Ricard SA	27,700	5,199,031
The Coca-Cola Co.	573,400	30,223,914
		94,930,778
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	129,900	5,827,314
Costco Wholesale Corp.	69,300	24,426,864
Performance Food Group Co. (a)	68,665	3,955,791
U.S. Foods Holding Corp. (a)	223,900	8,535,068
Walgreens Boots Alliance, Inc.	139,200	7,642,080
Walmart, Inc.	201,500	27,369,745
		77,756,862
Food Products - 0.5%
Beyond Meat, Inc. (a)	2,800	364,336
Bunge Ltd.	18,000	1,426,860
Darling Ingredients, Inc. (a)	50,100	3,686,358
Freshpet, Inc. (a)	25,200	4,002,012
Hotel Chocolat Group Ltd. (a)	30,400	167,638
Lamb Weston Holdings, Inc.	84,800	6,570,304
Mondelez International, Inc.	278,300	16,288,899
		32,506,407
Household Products - 0.9%
Clorox Co.	29,600	5,709,248
Procter & Gamble Co.	363,000	49,161,090
		54,870,338
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	46,700	13,582,695
Tobacco - 0.2%
Altria Group, Inc.	235,900	12,068,644

TOTAL CONSUMER STAPLES		285,715,724

ENERGY - 2.4%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	174,600	3,773,106
Halliburton Co.	73,500	1,577,310
Oceaneering International, Inc. (a)	133,690	1,526,740
SBM Offshore NV	75,400	1,381,145
Subsea 7 SA	433,500	4,353,677
		12,611,978
Oil, Gas & Consumable Fuels - 2.2%
Africa Oil Corp. (a)	1,615,366	1,503,922
APA Corp.	189,400	3,390,260
Canadian Natural Resources Ltd.	312,200	9,651,444
Cheniere Energy, Inc. (a)	20,300	1,461,803
Chevron Corp.	44,400	4,652,676
EnQuest PLC (a)	2,058,956	503,546
Exxon Mobil Corp.	863,200	48,192,456
Hess Corp.	174,500	12,347,620
HollyFrontier Corp.	62,500	2,236,250
Imperial Oil Ltd.	220,700	5,345,833
Kosmos Energy Ltd.	729,400	2,239,258
Magellan Midstream Partners LP	95,600	4,145,216
Marathon Petroleum Corp.	29,500	1,577,955
MEG Energy Corp. (a)	1,222,700	6,343,602
Murphy Oil Corp.	110,700	1,816,587
Phillips 66 Co.	115,526	9,419,990
Premier Oil PLC (a)	2,156,700	666,003
Reliance Industries Ltd.	385,837	10,565,768
Reliance Industries Ltd.	18,564	276,753
Reliance Industries Ltd. sponsored GDR (c)	83,400	4,612,020
Valero Energy Corp.	100,800	7,217,280
		138,166,242

TOTAL ENERGY		150,778,220

FINANCIALS - 8.4%
Banks - 3.0%
Bank of America Corp.	1,226,987	47,472,127
BNP Paribas SA	55,100	3,357,205
Citigroup, Inc.	391,854	28,507,379
Comerica, Inc.	107,400	7,704,876
EFG Eurobank Ergasias SA (a)	4,660,800	3,962,647
First Horizon National Corp.	232,800	3,936,648
Huntington Bancshares, Inc.	341,538	5,368,977
JPMorgan Chase & Co.	176,600	26,883,818
KeyCorp	270,400	5,402,592
M&T Bank Corp.	32,800	4,972,808
Signature Bank	16,600	3,753,260
Societe Generale Series A	242,000	6,327,051
Standard Chartered PLC (United Kingdom)	566,000	3,897,537
UniCredit SpA	282,800	2,989,067
Wells Fargo & Co.	965,700	37,729,899
		192,265,891
Capital Markets - 1.9%
Bank of New York Mellon Corp.	788,300	37,278,707
BlackRock, Inc. Class A	30,500	22,995,780
Cboe Global Markets, Inc.	37,625	3,713,211
Intercontinental Exchange, Inc.	36,000	4,020,480
Morgan Stanley	343,200	26,652,912
State Street Corp.	102,000	8,569,020
StepStone Group, Inc. Class A	222,750	7,856,393
Virtu Financial, Inc. Class A	294,400	9,141,120
		120,227,623
Consumer Finance - 1.7%
360 Finance, Inc. ADR (a)	84,000	2,184,840
Ally Financial, Inc.	73,400	3,318,414
American Express Co.	169,800	24,016,512
Capital One Financial Corp.	423,158	53,838,392
OneMain Holdings, Inc.	273,529	14,693,978
Shriram Transport Finance Co. Ltd.	191,846	3,730,255
SLM Corp.	390,052	7,009,234
		108,791,625
Diversified Financial Services - 0.7%
Ant International Co. Ltd. Class C (a)(d)(e)	621,699	3,108,495
Berkshire Hathaway, Inc.:
Class A (a)	13	5,014,126
Class B (a)	105,500	26,952,085
Voya Financial, Inc.	115,300	7,337,692
		42,412,398
Insurance - 1.1%
American International Group, Inc.	233,200	10,776,172
Arthur J. Gallagher & Co.	46,400	5,789,328
Fairfax Financial Holdings Ltd. (sub. vtg.)	11,100	4,845,154
Hartford Financial Services Group, Inc.	183,200	12,235,928
Marsh & McLennan Companies, Inc.	7,897	961,855
The Travelers Companies, Inc.	182,000	27,372,800
Willis Towers Watson PLC	33,802	7,736,602
		69,717,839
Thrifts & Mortgage Finance - 0.0%
Mr. Cooper Group, Inc. (a)	7	243

TOTAL FINANCIALS		533,415,619

HEALTH CARE - 8.8%
Biotechnology - 1.0%
Amgen, Inc.	118,304	29,435,218
Argenx SE ADR (a)	17,800	4,901,942
Biogen, Inc. (a)	10,500	2,937,375
Blueprint Medicines Corp. (a)	30,200	2,936,346
PTC Therapeutics, Inc. (a)	93,381	4,421,590
Regeneron Pharmaceuticals, Inc. (a)	32,400	15,329,736
Vertex Pharmaceuticals, Inc. (a)	14,900	3,201,861
		63,164,068
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	322,700	38,672,368
Boston Scientific Corp. (a)	772,680	29,864,082
DexCom, Inc. (a)	22,700	8,158,153
Envista Holdings Corp. (a)	235,000	9,588,000
Intuitive Surgical, Inc. (a)	28,300	20,912,002
Masimo Corp. (a)	16,000	3,674,560
Nevro Corp. (a)	32,200	4,491,900
Siemens Healthineers AG (c)	102,800	5,569,574
Stryker Corp.	115,500	28,133,490
		149,064,129
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	108,600	12,822,402
Cigna Corp.	40,700	9,838,818
Guardant Health, Inc. (a)	23,400	3,572,010
HCA Holdings, Inc.	126,600	23,843,844
Humana, Inc.	59,300	24,861,525
Oak Street Health, Inc. (a)	48,900	2,653,803
Option Care Health, Inc. (a)	206,400	3,661,536
Surgery Partners, Inc. (a)	207,000	9,161,820
UnitedHealth Group, Inc.	178,389	66,373,195
		156,788,953
Health Care Technology - 0.1%
Alignment Healthcare, Inc. (a)	79,600	1,745,628
Health Catalyst, Inc. (a)	91,800	4,293,486
		6,039,114
Life Sciences Tools & Services - 0.7%
Avantor, Inc. (a)	198,400	5,739,712
Thermo Fisher Scientific, Inc.	81,234	37,073,573
		42,813,285
Pharmaceuticals - 2.2%
AstraZeneca PLC sponsored ADR	252,200	12,539,384
Bristol-Myers Squibb Co.	470,360	29,693,827
Eli Lilly & Co.	151,300	28,265,866
Horizon Therapeutics PLC (a)	183,300	16,870,932
Roche Holding AG (participation certificate)	36,106	11,696,301
Royalty Pharma PLC	197,800	8,628,036
UCB SA	83,500	7,943,307
Zoetis, Inc. Class A	153,129	24,114,755
		139,752,408

TOTAL HEALTH CARE		557,621,957

INDUSTRIALS - 8.6%
Aerospace & Defense - 1.9%
General Dynamics Corp.	118,016	21,426,985
Lockheed Martin Corp.	23,800	8,794,100
Northrop Grumman Corp.	70,800	22,913,712
Raytheon Technologies Corp.	424,500	32,801,115
Space Exploration Technologies Corp. Class A (a)(d)(e)	1,700	713,983
The Boeing Co.	130,068	33,130,921
		119,780,816
Air Freight & Logistics - 0.4%
FedEx Corp.	91,219	25,909,845
Airlines - 0.1%
Spirit Airlines, Inc. (a)	136,900	5,051,610
Construction & Engineering - 0.5%
AECOM (a)	407,517	26,125,915
Granite Construction, Inc.	195,439	7,866,420
		33,992,335
Electrical Equipment - 1.6%
Array Technologies, Inc.	385,366	11,491,614
Ballard Power Systems, Inc. (a)(b)	91,400	2,224,676
Emerson Electric Co.	4,700	424,034
NEL ASA (a)	82,900	244,150
Plug Power, Inc. (a)	96,400	3,454,976
Sensata Technologies, Inc. PLC (a)	594,135	34,430,123
Shoals Technologies Group, Inc.	181,650	6,317,787
Sunrun, Inc. (a)	708,340	42,840,403
		101,427,763
Industrial Conglomerates - 0.7%
3M Co.	31,568	6,082,522
General Electric Co.	2,612,839	34,306,576
Honeywell International, Inc.	27,400	5,947,718
		46,336,816
Machinery - 1.2%
Allison Transmission Holdings, Inc.	589,659	24,075,777
Caterpillar, Inc.	190,547	44,182,133
Flowserve Corp.	123,800	4,804,678
		73,062,588
Marine - 0.1%
Genco Shipping & Trading Ltd.	195,700	1,972,656
Golden Ocean Group Ltd.	184,400	1,236,402
Star Bulk Carriers Corp.	283,760	4,165,597
		7,374,655
Professional Services - 0.7%
Dun & Bradstreet Holdings, Inc. (a)	112,100	2,669,101
Nielsen Holdings PLC	1,659,031	41,724,630
		44,393,731
Road & Rail - 1.4%
Lyft, Inc. (a)	263,363	16,639,274
Norfolk Southern Corp.	109,246	29,334,736
Uber Technologies, Inc. (a)	635,423	34,636,908
Union Pacific Corp.	23,049	5,080,230
		85,691,148

TOTAL INDUSTRIALS		543,021,307

INFORMATION TECHNOLOGY - 16.8%
Electronic Equipment & Components - 1.5%
Avnet, Inc.	4,700	195,097
Corning, Inc.	53,700	2,336,487
Flex Ltd. (a)	1,708,826	31,288,604
Hon Hai Precision Industry Co. Ltd. (Foxconn)	906,000	3,984,559
Insight Enterprises, Inc. (a)	38,838	3,705,922
Jabil, Inc.	1,060,500	55,315,680
		96,826,349
IT Services - 3.5%
Capgemini SA	38,800	6,602,160
Cognizant Technology Solutions Corp. Class A	81,300	6,351,156
Fidelity National Information Services, Inc.	91,500	12,865,815
Fiserv, Inc. (a)	22,700	2,702,208
Genpact Ltd.	334,600	14,327,572
Global Payments, Inc.	36,400	7,337,512
GoDaddy, Inc. (a)	31,700	2,460,554
Liveramp Holdings, Inc. (a)	47,000	2,438,360
MasterCard, Inc. Class A	227,600	81,036,980
PayPal Holdings, Inc. (a)	149,100	36,207,444
Sabre Corp. (b)	66,935	991,307
Snowflake Computing, Inc.	2,100	481,488
Snowflake Computing, Inc. Class B (c)	2,468	565,863
Squarespace, Inc. Class C (d)(e)	11,679	799,082
Visa, Inc. Class A	202,632	42,903,273
Wix.com Ltd. (a)	6,200	1,731,164
Worldline SA (a)(c)	19,100	1,600,154
		221,402,092
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)	44,700	3,508,950
Applied Materials, Inc.	140,400	18,757,440
Cirrus Logic, Inc. (a)	59,700	5,061,963
eMemory Technology, Inc.	51,000	1,595,550
Lam Research Corp.	34,200	20,357,208
Marvell Technology Group Ltd.	221,272	10,837,903
Micron Technology, Inc. (a)	330,300	29,135,763
NVIDIA Corp.	97,400	52,004,782
NXP Semiconductors NV	149,712	30,143,014
ON Semiconductor Corp. (a)	560,812	23,335,387
Qualcomm, Inc.	72,397	9,599,118
Semtech Corp. (a)	28,400	1,959,600
SiTime Corp. (a)	2,700	266,220
Xilinx, Inc.	26,100	3,233,790
		209,796,688
Software - 5.6%
Autodesk, Inc. (a)	72,769	20,167,928
Cognyte Software Ltd. (a)	315,348	8,769,828
Digital Turbine, Inc. (a)	54,500	4,379,620
Elastic NV (a)	90,400	10,052,480
Epic Games, Inc. (d)(e)	1,812	1,603,620
Microsoft Corp.	905,300	213,442,580
NortonLifeLock, Inc.	321,033	6,825,162
Nuance Communications, Inc. (a)	522,500	22,801,900
Salesforce.com, Inc. (a)	119,900	25,403,213
SVMK, Inc. (a)	896,100	16,416,552
Technology One Ltd.	548,790	3,893,224
Verint Systems, Inc. (a)	105,800	4,812,842
Workday, Inc. Class A (a)	28,800	7,154,784
Yext, Inc. (a)	685,800	9,930,384
Zendesk, Inc. (a)	10,800	1,432,296
		357,086,413
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	1,269,464	155,065,028
HP, Inc.	175,300	5,565,775
Samsung Electronics Co. Ltd.	279,480	20,294,368
Western Digital Corp.	46,300	3,090,525
		184,015,696

TOTAL INFORMATION TECHNOLOGY		1,069,127,238

MATERIALS - 2.1%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	19,173	5,394,132
Albemarle Corp. U.S.	19,700	2,878,367
Amyris, Inc. (a)	595,951	11,382,664
Amyris, Inc. (a)(d)	381,451	7,285,714
Amyris, Inc. (d)	168,952	3,226,983
Balchem Corp.	19,200	2,407,872
Ecolab, Inc.	31,386	6,718,801
FMC Corp.	33,400	3,694,374
Innospec, Inc.	35,400	3,635,226
Linde PLC	44,480	12,460,627
LyondellBasell Industries NV Class A	41,100	4,276,455
Olin Corp.	231,800	8,801,446
Sherwin-Williams Co.	5,957	4,396,326
Valvoline, Inc.	173,300	4,517,931
		81,076,918
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	19,034	6,391,998
Summit Materials, Inc. (a)	173,945	4,873,939
Vulcan Materials Co.	32,000	5,400,000
		16,665,937
Containers & Packaging - 0.1%
Crown Holdings, Inc.	81,100	7,869,944
Metals & Mining - 0.5%
Commercial Metals Co.	125,914	3,883,188
First Quantum Minerals Ltd.	433,700	8,265,390
Freeport-McMoRan, Inc.	317,931	10,469,468
Newmont Corp.	138,903	8,371,684
		30,989,730

TOTAL MATERIALS		136,602,529

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.	31,200	5,126,160
American Tower Corp.	65,700	15,706,242
Corporate Office Properties Trust (SBI)	69,700	1,835,201
CubeSmart	103,500	3,915,405
Digital Realty Trust, Inc.	43,500	6,126,540
Douglas Emmett, Inc.	61,500	1,931,100
Equinix, Inc.	6,000	4,077,540
Equity Lifestyle Properties, Inc.	51,600	3,283,824
Invitation Homes, Inc.	98,900	3,163,811
Kilroy Realty Corp.	58,800	3,859,044
Lexington Corporate Properties Trust	201,800	2,241,998
Mid-America Apartment Communities, Inc.	46,400	6,698,304
Potlatch Corp.	22,800	1,206,576
Prologis (REIT), Inc.	108,200	11,469,200
SBA Communications Corp. Class A	14,700	4,079,985
Ventas, Inc.	126,800	6,763,512
VICI Properties, Inc.	64,800	1,829,952
Weyerhaeuser Co.	220,900	7,864,040
		91,178,434
Real Estate Management & Development - 0.2%
Cushman & Wakefield PLC (a)	427,100	6,970,272
Jones Lang LaSalle, Inc. (a)	12,000	2,148,480
		9,118,752

TOTAL REAL ESTATE		100,297,186

UTILITIES - 1.8%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	12,100	1,024,870
Edison International	147,900	8,666,940
Entergy Corp.	38,678	3,847,301
Evergy, Inc.	95,025	5,656,838
Exelon Corp.	255,635	11,181,475
FirstEnergy Corp.	197,900	6,865,151
NextEra Energy, Inc.	290,704	21,980,129
NRG Energy, Inc.	44,443	1,676,834
PG&E Corp. (a)	620,619	7,267,448
Southern Co.	182,000	11,313,120
		79,480,106
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	209,600	5,619,376
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	232,583	5,268,005
Dominion Energy, Inc.	119,478	9,075,549
NiSource, Inc.	143,500	3,459,785
Sempra Energy	73,498	9,744,365
		27,547,704

TOTAL UTILITIES		112,647,186

TOTAL COMMON STOCKS
(Cost $2,822,353,851)		4,471,902,787

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Series B (d)(e)	17,763	799,967
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (d)(e)	60,816	1,333,143
Xsight Labs Ltd. Series D (d)(e)	65,770	525,897
		1,859,040
IT Services - 0.1%
ByteDance Ltd. Series E1 (d)(e)	21,701	2,377,869
Software - 0.0%
Databricks, Inc. Series G (d)(e)	1,487	263,746
Stripe, Inc. Series H (d)(e)	6,600	264,825
Thoughtworks, Inc. Series A (d)(e)	2,622	1,605,057
		2,133,628
TOTAL INFORMATION TECHNOLOGY		6,370,537

TOTAL CONVERTIBLE PREFERRED STOCKS		7,170,504

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)	72,800	7,724,156
TOTAL PREFERRED STOCKS
(Cost $12,044,284)		14,894,660
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.08% 4/8/21 to 6/17/21 (f)
(Cost $6,159,738)	6,160,000	6,159,897
	Shares	Value

Fixed-Income Funds - 27.5%
Fidelity VIP Investment Grade Central Fund (g)
(Cost $1,704,159,337)	15,989,750	1,746,080,739

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.06% (h)	110,455,089	110,477,180
Fidelity Securities Lending Cash Central Fund 0.06% (h)(i)	2,179,376	2,179,594
TOTAL MONEY MARKET FUNDS
(Cost $112,656,266)		112,656,774
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $4,657,373,476)		6,351,694,857
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(5,238,799)
NET ASSETS - 100%		$6,346,456,058

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	430	June 2021	$85,299,100	$741,784	$741,784

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,327,218 or 0.2% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,908,381 or 0.4% of net assets.

 (e) Level 3 security

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,989,920.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ABL Space Systems Series B	3/24/21	$799,967
Amyris, Inc.	2/3/20 - 6/4/20	$1,601,620
Ant International Co. Ltd. Class C	5/16/18	$3,487,731
Astranis Space Technologies Corp. Series C	3/19/21	$1,333,143
ByteDance Ltd. Series E1	11/18/20	$2,377,869
Databricks, Inc. Series G	2/1/21	$263,746
Epic Games, Inc.	3/29/21	$1,603,620
Space Exploration Technologies Corp. Class A	2/16/21	$713,983
Squarespace, Inc. Class C	3/16/21	$799,082
Stripe, Inc. Series H	3/15/21	$264,825
Thoughtworks, Inc. Series A	1/13/21	$1,605,057
Xsight Labs Ltd. Series D	2/16/21	$525,897

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,611
Fidelity High Income Central Fund	91,843
Fidelity Securities Lending Cash Central Fund	11,161
Fidelity VIP Investment Grade Central Fund	39,294,163
Total	$39,420,778

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund	$57,944,325	$--	$58,067,153	$9,408,177	$(9,285,349)	$--	0.0%
Fidelity VIP Investment Grade Central Fund	1,724,676,019	109,403,555	--	--	(87,998,835)	1,746,080,739	24.0%
Total	$1,782,620,344	$109,403,555	$58,067,153	$9,408,177	$(97,284,184)	$1,746,080,739

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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